NOTE 5 – RELATED PARTY TRANSACTIONS (Details Narrative)	9 Months Ended
Dec. 31, 2021 USD ($)
Related Party Transactions [Abstract]
[custom:ShareholderAdvances]	$ 101,358
Management Fee Payable	$ 330,000